[SHIP]
                            [THE VANGUARD GROUP LOGO]

                           VANGUARD(R)HEALTH CARE FUND
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 31, 2000

DECEMBER 4, 2000
Effective immediately, Vanguard Health Care Fund has raised its minimum initial investment amount to $25,000 for all new accounts, including IRAs and custodial accounts for minors.







(C)2000 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS52N 122000